Stock-Based Compensation - Additional Information (Detail) - USD ($)	3 Months Ended	6 Months Ended			12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares reserved for future issuance			5,028,687		5,028,687	1,318,986
Aggregate Intrinsic Value of Stock Options Outstanding	$ 9,300,000	$ 9,300,000
Aggregate Intrinsic Value of Stock Options Exercisable	1,100,000,000	$ 1,100,000,000	$ 54,300,000		$ 54,300,000	$ 200,000
Aggregate Intrinsic Value of Stock Options Exercised					$ 1,200,000	$ 0
Weighted Average Grant Date of Fair Value Stock Options Granted		$ 9.08		$ 2.83	$ 3.53	$ 0.25
Fair Value of Stock Options Vested	32,800,000	$ 41,600,000		$ 300,000	$ 4,800,000	$ 200,000
Unrecognized Compensation Cost to Unvested Stock Options	$ 88,400,000	$ 88,400,000	86,700,000		$ 86,700,000
Weighted Average Period		3 years 8 months 12 days			4 years 6 months
Stock Options outstanding, Aggregate intrinsic value			$ 100.8		$ 100.8	$ 0.3
RSU
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock units granted		365,190	5,410,440
Restricted Stock Units Vested Upon Grant		50,508
Service condition period		4 years	4 years
Shares based compensation arrangement, stock options granted					5,410,440
Employee Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares based compensation arrangement, stock options granted					25,928,154	672,120
IPO [Member] | RSU
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based Payment Arrangement, Expense			$ 16,000,000.0
Share-based Payment Arrangement, Shares Withheld for Tax Withholding Obligation			762,359
Share Price			$ 22		$ 22
Share-based Payment Arrangement, Expense, Tax Benefit			$ 16,800,000
2021 Equity Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares reserved for future issuance	4,394,511	4,394,511
Expiration period		10 years
Maximum [Member] | 2016 Stock Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares reserved for future issuance	51,716,934	51,716,934
Maximum [Member] | 2021 Equity Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares reserved for future issuance	13,285,050	13,285,050
Number of shares issued under the plan					51,716,934
Maximum [Member] | 2021 Equity Incentive Plan [Member] | Class A Common Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares reserved for future issuance	14,592,452	14,592,452
Number of shares issued under the plan		1,605,647
Minimum [Member] | 2021 Equity Incentive Plan [Member] | Class A Common Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares reserved for future issuance	10,197,941	10,197,941